CONDENSED CONSOLIDATED BALANCE SHEETS	Sep. 30, 2021 USD ($)
Current assets:
Cash	$ 145,597,000
Total current assets	246,799,000
Total Assets	329,832,000
Current liabilities:
Accrued expenses	20,188,000
Total current liabilities	63,591,000
Total Liabilities	100,510,000
Commitments and Contingencies (Note 5)
Stockholder's Equity (Deficit):
Additional paid-in capital	97,683,000
Accumulated deficit	(362,553,000)
Total stockholder's equity (deficit)	(268,782,000)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	329,832,000
Class A Common Stock
Stockholder's Equity (Deficit):
Common stock	1,000
Class B Common Stock
Stockholder's Equity (Deficit):
Common stock	3,000
890 5TH AVENUE PARTNERS, INC.
Current assets:
Cash	59,820
Prepaid expenses	549,821
Total current assets	609,641
Investments held in Trust Account	287,510,994
Total Assets	288,120,635
Current liabilities:
Accounts payable	469,346
Accrued expenses	70,000
Franchise tax payable	149,589
Working capital loan - related party	1,000,000
Total current liabilities	1,688,935
Warrant liabilities	12,214,442
Total Liabilities	13,903,377
Commitments and Contingencies (Note 5)
Class A common stock subject to possible redemption, $0.0001 par value; 28,750,000 and 0 shares at $10.00 per share redemption value as of September 30, 2021 and December 31, 2020, respectively	287,500,000
Stockholder's Equity (Deficit):
Preferred stock, $0.0001 par value 5,000,000 shares authorized none issued and outstanding as of September 30, 2021 and December 31, 2020
Accumulated deficit	(13,283,539)
Total stockholder's equity (deficit)	(13,282,742)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	288,120,635
890 5TH AVENUE PARTNERS, INC. | Class A Common Stock
Stockholder's Equity (Deficit):
Common stock	78
890 5TH AVENUE PARTNERS, INC. | Class F Common Stock
Stockholder's Equity (Deficit):
Common stock	$ 719	[1]

[1]	As of December 31, 2020, includes up to 937,500 shares of Class F common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On January 14, 2021, the over-allotment option was exercised in full. Thus, none of these shares were forfeited.